Due to Trust Account, Short-term Borrowings and Long-term Debt (Summary of Subsequent Maturities of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Long-term debt by maturity:
2025	¥ 20,108,980
2026	4,407,704
2027	1,248,549
2028	2,807,826
2029	1,917,002
2030 and thereafter	9,447,506
Total	39,937,567	¥ 39,087,785
MUFG
Long-term debt by maturity:
2025	1,056,330
2026	2,799,014
2027	745,681
2028	1,484,571
2029	1,318,009
2030 and thereafter	6,793,475
Total	14,197,080	12,826,063
BK
Long-term debt by maturity:
2025	18,398,003
2026	1,258,985
2027	177,284
2028	1,182,470
2029	389,523
2030 and thereafter	1,375,506
Total	22,781,771	23,276,073
Other subsidiaries
Long-term debt by maturity:
2025	654,647
2026	349,705
2027	325,584
2028	140,785
2029	209,470
2030 and thereafter	1,278,525
Total	¥ 2,958,716	¥ 2,985,649